Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Related Party Transactions Details Abstract
Salaries
Short-term employee benefits	471	470	1,433	1,411
Stock-based compensation	1,142,876	2,305,873	3,063,645	5,152,621
Total	$ 1,143,347	$ 2,306,343	$ 3,065,078	$ 5,154,032